share-based compensation - Restricted share units (Details) - EquityInstruments	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
TELUS Corporation restricted share units
share-based compensation
Outstanding - Non-vested	9,665,095		6,949,418
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding - Non-vested	513,712		366,983
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding - Non-vested	1,541,137		1,100,949
Restricted share units with only service conditions
share-based compensation
Outstanding - Non-vested	7,610,246		5,481,486
Restricted share units without market performance conditions share-based compensation
Outstanding - Non-vested	8,123,958	8,110,430	5,848,469